Long-Term Debt - Schedule of Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Opening balance	$ 10,750	$ 15,136
Expenditure in the period	3,120	1,140
Amortization included within interest expense	(6,828)	(5,526)
Closing balance	$ 7,042	$ 10,750